COMPARATIVE AMOUNT	12 Months Ended
Dec. 31, 2022
COMPARATIVE AMOUNT
COMPARATIVE AMOUNT

46    COMPARATIVE AMOUNT

Certain comparative amounts have been restated as a result of the business combinations under common control as disclosed in Note 41 and application of new amendment to IAS16 as described in Note 3.1.4.